UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-06072

Treasury Money Portfolio

(Exact Name of Registrant as Specified in Charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/06

ITEM 1.               REPORT TO STOCKHOLDERS

Cash Management Fund Investment

Treasury Money Fund Investment

Semiannual Report
to Shareholders

June 30, 2006

Contents

Funds

Click Here Information About Each Fund's Expenses

Click Here Portfolio Summary

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Other Information

Click Here Shareholder Meeting Results

Portfolios

Click Here Investment Portfolios

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Other Information

Click Here Shareholder Meeting Results

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please read each Fund's prospectus for specific details regarding its risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Each Fund's Expenses

As an investor of each Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Cash Management Fund Investment

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2006
Actual Fund Return
Beginning Account Value 1/1/06	$ 1,000.00
Ending Account Value 6/30/06	$ 1,019.80
Expenses Paid per $1,000*	$ 3.76
Hypothetical 5% Fund Return
Beginning Account Value 1/1/06	$ 1,000.00
Ending Account Value 6/30/06	$ 1,021.08
Expenses Paid per $1,000*	$ 3.76

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio
Cash Management Fund Investment	.75%

For more information, please refer to the Fund's prospectus.

Treasury Money Fund Investment

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2006
Actual Fund Return
Beginning Account Value 1/1/06	$ 1,000.00
Ending Account Value 6/30/06	$ 1,019.30
Expenses Paid per $1,000*	$ 3.81
Hypothetical 5% Fund Return
Beginning Account Value 1/1/06	$ 1,000.00
Ending Account Value 6/30/06	$ 1,021.03
Expenses Paid per $1,000*	$ 3.81

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio
Treasury Money Fund Investment	.76%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Cash Management Fund Investment

Asset Allocation	6/30/06	12/31/05

Commercial Paper	34%	32%
Short-Term Notes	28%	21%
Certificates of Deposit and Bank Notes	20%	27%
Time Deposits	5%	4%
Promissory Notes	4%	4%
Funding Agreements	3%	3%
US Government Sponsored Agencies	2%	1%
Asset Backed	2%	—
Master Notes	1%	1%
Repurchase Agreements	1%	7%
	100%	100%
Weighted Average Maturity

Cash Management Fund Investment	43 days	47 days
First Tier Retail Money Fund Average*	39 days	38 days

Asset allocation and weighted average maturity are subject to change.

* The Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Treasury Money Fund Investment

Asset Allocation	6/30/06	12/31/05

Repurchase Agreements	85%	80%
US Government Backed	15%	20%
	100%	100%
Weighted Average Maturity

Treasury Money Fund Investment	12 days	34 days
Treasury and Repo Retail Money Fund Average**	15 days	24 days

** The Fund is compared to its respective iMoneyNet Category: Treasury and Repo Retail Money Fund Average — Category includes only retail government funds that hold US Treasuries and repurchase agreements backed by the US Treasury.

Asset allocation and weighted average maturity are subject to change. For more complete details about the portfolio holdings of the Portfolios, see page 28 (for Cash Management Portfolio), and page 33 (for Treasury Money Portfolio). A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolios as of month-end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolios' top ten holdings and other information about the Portfolios are posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2006 (Unaudited)
Assets	Cash Management Fund Investment	Treasury Money Fund Investment
Investments in Portfolio, at value*	$ 82,320,079	$ 111,609,525
Other assets	9,394	11,824
Total assets	82,329,473	111,621,349
Liabilities
Dividends payable	214,480	154,254
Accrued administrative service fee	25,093	22,589
Other accrued expenses and payables	9,033	42,729
Total liabilities	248,606	219,572
Net assets, at value	$ 82,080,867	$ 111,401,777
Net Assets
Net assets consist of: Undistributed net investment income and distributions in excess of net investment income, respectively	16,126	(1,728)
Accumulated net realized gain (loss)	(3,120)	(24,598)
Paid-in capital	82,067,861	111,428,103
Net assets, at value	$ 82,080,867	$ 111,401,777
Net Assets Value
Net assets applicable to shares outstanding	$ 82,080,867	$ 111,401,777
Shares outstanding of beneficial interest ($.001 par value per share unlimited number of shares authorized)	82,107,678	111,428,103
Net Asset Value, offering and redemption price per share	$ 1.00	$ 1.00

* Investment in Cash Management Portfolio and Treasury Money Portfolio, respectively.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2006 (Unaudited)
Investment Income	Cash Management Fund Investment	Treasury Money Fund Investment
Income: Total investment income allocated from Cash Management Portfolio and Treasury Money Portfolio, respectively: Interest	$ 1,986,952	$ 4,160,656
Expenses	(76,280)[a]	(178,533)[b]
Net investment income allocated from Cash Management Portfolio and Treasury Money Portfolio, respectively	1,910,672	3,982,123
Expenses: Administrative service fee	233,000	496,634
Audit fees	9,571	9,258
Legal fees	18,451	17,093
Trustees' fees and expenses	2,534	2,605
Reports to shareholders	5,450	10,705
Registration fees	6,317	10,722
Other	5,229	24,360
Total expenses before expense reductions	280,552	571,377
Expense reductions	(37,315)	(50,839)
Total expenses after expense reductions	243,237	520,538
Net investment income	1,667,435	3,461,585
Net realized gain (loss) from investments	(3,120)	(5,593)
Net increase (decrease) in net assets resulting from operations	$ 1,664,315	$ 3,455,992

a For the six months ended June 30, 2006, the Advisor to the Cash Management Portfolio waived fees, of which $11,706 was allocated to the Cash Management Fund Investment on a pro-rated basis.

b For the six months ended June 30, 2006, the Advisor to the Treasury Money Portfolio waived fees, of which $23,585 was allocated to the Treasury Money Fund Investment on a pro-rated basis.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Cash Management Fund Investment
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Operations: Net investment income	1,667,435	2,581,771
Net realized gain (loss) on investment transactions	(3,120)	1,260
Net increase (decrease) in net assets resulting from operations	1,664,315	2,583,031
Distributions to shareholders from: Net investment income	(1,668,842)	(2,581,771)
Fund share transactions: Proceeds from shares sold	226,889,425	922,341,455
Reinvestment of distributions	319,394	580,365
Cost of shares redeemed	(228,041,530)	(973,786,303)
Net increase (decrease) in net assets from Fund share transactions	(832,711)	(50,864,483)
Increase (decrease) in net assets	(837,238)	(50,863,223)
Net assets at beginning of period	82,918,105	133,781,328
Net assets at end of period (including undistributed net investment income of $16,126 and $17,533, respectively)	$ 82,080,867	$ 82,918,105
Other Information
Shares outstanding at beginning of period	82,940,389	133,804,872
Shares sold	226,889,425	922,341,455
Shares issued to shareholders in reinvestment of distributions	319,394	580,365
Shares redeemed	(228,041,530)	(973,786,303)
Net increase (decrease) in Fund shares	(832,711)	(50,864,483)
Shares outstanding at end of period	82,107,678	82,940,389

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Treasury Money Fund Investment
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Operations: Net investment income	3,461,585	3,558,878
Net realized gain (loss) on investment transactions	(5,593)	(8,752)
Net increase (decrease) in net assets resulting from operations	3,455,992	3,550,126
Distributions to shareholders from: Net investment income	(3,476,752)	(3,558,873)
Fund share transactions: Proceeds from shares sold	469,765,559	982,276,073
Reinvestment of distributions	2,448,642	2,254,295
Cost of shares redeemed	(513,813,397)	(1,023,737,067)
Net increase (decrease) in net assets from Fund share transactions	(41,599,196)	(39,206,699)
Increase (decrease) in net assets	(41,619,956)	(39,215,446)
Net assets at beginning of period	153,021,733	192,237,179
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $1,728 and $13,439, respectively)	$ 111,401,777	$ 153,021,733
Other Information
Shares outstanding at beginning of period	153,027,299	192,233,998
Shares sold	469,765,559	982,276,073
Shares issued to shareholders in reinvestment of distributions	2,448,642	2,254,295
Shares redeemed	(513,813,397)	(1,023,737,067)
Net increase (decrease) in Fund shares	(41,599,196)	(39,206,699)
Shares outstanding at end of period	111,428,103	153,027,299

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Cash Management Fund Investment

Years Ended December 31,	2006[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.020	.025	.007	.005	.011	.04
Net realized and unrealized gain (loss) on investment transactions[b]	—	—	—	—	—	—
Total from investment operations	.020	.025	.007	.005	.011	.04
Less distributions from: Net investment income	(.020)	(.025)	(.007)	(.005)	(.011)	(.04)
Net asset value, end of period	$ 1.00	$ 12.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	1.98**	2.56	.68	.51	1.14	3.63
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	82	83	134	136	158	189
Ratio of expenses before expense reductions, including expenses allocated from Cash Management Portfolio (%)	.87*	.86	.85	.79	.78	.78
Ratio of expenses after expense reductions, including expenses allocated from Cash Management Portfolio (%)	.75*	.75	.75	.75	.75	.75
Ratio of net investment income (loss) (%)	3.94*	2.47[d]	.67	.49	1.10	3.60

[a] For the six months ended June 30, 2006 (Unaudited).

[b] Amount is less than $.0005.

[c] Total returns would have been lower had certain expenses not been reduced.

[d] Due to the timing of subscriptions and redemptions in relation to the operating results of the Fund, the amount shown does not correspond to the total return during the year.

* Annualized

** Not annualized

Treasury Money Fund Investment

Years Ended December 31,	2006[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.019	.024	.006	.004	.010	.03
Net realized and unrealized gain (loss) on investment transactions[b]	—	—	—	—	—	—
Total from investment operations	.019	.024	.006	.004	.010	.03
Less distributions from: Net investment income	(.019)	(.024)	(.006)	(.004)	(.010)	(.03)
Net realized gain on investment transactions	—	—	—	—[b]	—[b]	—
Total distributions	(.019)	(.024)	(.006)	(.004)	(.010)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	1.93**	2.44	.60	.41	1.04	3.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	111	153	192	215	214	285
Ratio of expenses before expense reductions, including expenses allocated from Treasury Money Portfolio (%)	.84*	.84	.82	.81	.78	.79
Ratio of expenses after expense reductions, including expenses allocated from Treasury Money Portfolio (%)	.76*	.75	.75	.75	.75	.75
Ratio of net investment income (%)	3.84*	2.44	.54	.40	1.03	3.25
[a] For the six months ended June 30, 2006 (Unaudited). [b] Amount is less than $.0005. [c] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Cash Management Fund Investment and Treasury Money Fund Investment (each a ``Fund'' and collectively, the ``Funds'') are each a diversified series of DWS Advisor Funds (the ``Trust''), which is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as an open-end, investment management company organized as a Massachusetts business trust. The Funds are two of several funds the Trust offers to investors.

The Funds seek to achieve their investment objectives by investing all of their investable assets in the Cash Management Portfolio and the Treasury Money Portfolio, respectively (each a ``Portfolio'' and collectively, the ``Portfolios''), each an open-end investment management company registered under the 1940 Act and advised by Deutsche Asset Management, Inc. (``DeAM, Inc.'' or the ``Advisor''). Details concerning each Portfolio's investment objectives and policies and the risk factors associated with each Portfolio's investments are described in their respective Prospectuses and Statements of Additional Information.

At June 30, 2006, the Cash Management Fund Investment owned approximately 1% of the Cash Management Portfolio and the Treasury Money Fund Investment owned approximately 20% of the Treasury Money Portfolio. The financial statements of the Portfolios, including the Investment Portfolios, are contained elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Each Fund determines the valuation of its investment in its respective Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

Each Portfolio's policies for determining the value of its net assets are discussed in each Portfolio's Financial Statements, which accompany this report.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Fund paid no federal income taxes and no federal income tax provision was required.

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. Management will begin to evaluate the application of the Interpretation to the Fund and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

At December 31, 2005, Treasury Money Fund Investment had a net tax basis capital loss carryforward of approximately $19,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or December 31, 2012 ($10,000) and December 31, 2013 ($9,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2005 through December 31, 2005, Treasury Money Fund Investment incurred approximately $50 of net realized capital losses. As permitted by tax regulators, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2006.

Distribution of Income. The net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Each Fund receives a daily allocation of the respective Portfolio's net investment income and net realized gains and losses in proportion to its investment in the respective Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses that are attributed to the Trust are allocated among the Funds in the Trust based on their respective net assets.

B. Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for each of the Portfolios.

For the six months ended June 30, 2006, Investment Company Capital Corp. ("ICCC" or the "Administrator"), an indirect, wholly owned subsidiary of Deutsche Bank AG, was the Administrator for each Fund. Each Fund paid the Administrator an annual fee (``Administrative service fee'') based on its average daily net assets, which was calculated daily and payable monthly at the annual rate of 0.55%.

For the period January 1, 2006 through April 30, 2007, the Advisor and Administrator have contractually agreed to waive a portion of their fees and/or reimburse expenses of each Fund to the extent necessary to maintain total operating expenses of the Cash Management Fund Investment and Treasury Money Fund Investment each at 0.75% of their average daily net assets, including expenses allocated from the Cash Management Portfolio and the Treasury Money Portfolio, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses).

Accordingly, for the six months ended June 30, 2006, the Administrator waived a portion of its Administrative service fee as follows:

	Total Aggregated	Waived	Annualized Effective Rate
Cash Management Fund Investment	$ 233,000	$ 37,315.46%
Treasury Money Fund Investment	$ 496,634	$ 68,039.47%

Effective July 1, 2006 and August 1, 2006, for the Treasury Money Fund Investment and Cash Management Fund Investment, respectively, the Administrator agreement with ICCC was terminated and the Funds entered into an Administrative Services Agreement with Deutsche Investment Management Americas, Inc. ("DeIM"), an indirect, wholly owned subsidiary of Deutsche Bank AG, pursuant to which DeIM provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay DeIM an annual fee ("Administration fee") of 0.10% of the Funds' average daily net assets, computed and accrued daily and payable monthly.

Typesetting and Filing Service Fees. Under an agreement with DeIM,, DeIM is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended June 30, 2006, the amounts charged to the Funds by DeIM included in reports to shareholders at June 30, 2006 are as follows:

	Total Aggregated	Unpaid at June 30, 2006
Cash Management Fund Investment	$ 5,880	$ 3,600
Treasury Money Fund Investment	$ 5,880	$ 3,600

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Board and the Chairman of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

C. Concentration of Ownership

From time to time each Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on each Fund.

At June 30, 2006, there was one shareholder who held approximately 20% of the outstanding shares of Treasury Money Fund Investment.

D. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

E. Fund Merger

On June 26, 2006, the Board of Treasury Money Fund Investment approved, in principle, the merger of Treasury Money Fund Investment (the "Acquired Fund") into Investors Cash Trust: Treasury Portfolio.

Completion of the merger is subject to a number of conditions, including final approval by each fund's Board and approval by shareholders of the Acquired Fund at the shareholder meeting expected to be held during the fourth quarter of 2006.

Other Information

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Shareholder Meeting Results

A Special Meeting of Shareholders (the "Meeting") of Cash Management Fund Investment and Treasury Money Fund Investment (the "Funds") both a series of DWS Advisor Funds (the "Trust") was held on June 1, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

I. Election of Trustees. ("Number of Votes" represents all funds that are series of DWS Advisor Funds.)

	Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	439,214,704.469	3,753,093.585
Dawn-Marie Driscoll	439,224,192.946	3,743,605.108
Keith R. Fox	439,230,602.032	3,737,196.022
Kenneth C. Froewiss	439,255,986.088	3,711,811.966
Martin J. Gruber	439,184,395.908	3,783,402.146
Richard J. Herring	439,254,370.904	3,713,427.150
Graham E. Jones	439,202,833.057	3,764,964.997
Rebecca W. Rimel	439,229,633.088	3,738,164.966
Philip Saunders, Jr.	439,157,742.341	3,810,055.713
William N. Searcy, Jr.	439,269,874.890	3,697,923.164
Jean Gleason Stromberg	439,256,234.415	3,711,563.639
Carl W. Vogt	439,195,306.566	3,772,491.488
Axel Schwarzer	439,210,622.946	3,757,175.108

V. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
417,769,769.140	2,715,885.592	3,342,376.322	19,139,767.000

A Special Meeting of Shareholders (the "Meeting") of Cash Management Fund Investment (the "Fund") was held on June 27, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

II-A. Approval of an Amended and Restated Investment Management Agreement with the Fund's Current Investment Advisor.

Number of Votes:
For	Against	Abstain
43,599,393.700	290,439.580	13,137.970

II-B. Approval of an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc.

Number of Votes:
For	Against	Abstain
43,599,393.700	290,439.580	13,137.970

II-C. Approval of a Subadvisor Approval Policy.

Number of Votes:
For	Against	Abstain
43,177,116.560	712,716.720	13,137.970

III. Approval of revised fundamental investment restrictions on:

III-A. Borrowing Money

Number of Votes:
For	Against	Abstain
43,599,393.700	290,439.580	13,137.970

III-B. Pledging Assets

Number of Votes:
For	Against	Abstain
43,599,393.700	290,439.580	13,137.970

III-C. Senior Securities

Number of Votes:
For	Against	Abstain
43,599,393.700	290,439.580	13,137.970

III-D. Concentration for Funds That Will Concentrate in Bank Obligations

Number of Votes:
For	Against	Abstain
43,599,393.700	290,439.580	13,137.970

III-F. Underwriting of Securities

Number of Votes:
For	Against	Abstain
43,599,393.700	290,439.580	13,137.970

III-G. Real Estate Investments

Number of Votes:
For	Against	Abstain
43,599,393.700	290,439.580	13,137.970

III-H. Commodities

Number of Votes:
For	Against	Abstain
43,599,393.700	290,439.580	13,137.970

III-I. Lending

Number of Votes:
For	Against	Abstain
43,599,393.700	290,439.580	13,137.970

III-J. Portfolio Diversification

Number of Votes:
For	Against	Abstain
43,599,393.700	290,439.580	13,137.970

III-K. Investing for Control

Number of Votes:
For	Against	Abstain
43,599,393.700	290,439.580	13,137.970

III-L. Acquiring More than 10% of the Voting Securities of Any One Issuer

Number of Votes:
For	Against	Abstain
43,599,393.700	290,439.580	13,137.970

III-M. Restricted and Illiquid Securities

Number of Votes:
For	Against	Abstain
43,599,393.700	290,439.580	13,137.970

III-N. Securities Issued by Other Investment Companies

Number of Votes:
For	Against	Abstain
43,599,393.700	290,439.580	13,137.970

III-O. Short Sales

Number of Votes:
For	Against	Abstain
43,599,393.700	290,439.580	13,137.970

III-P. Warrants

Number of Votes:
For	Against	Abstain
43,546,965.920	342,867.360	13,137.970

III-Q. Investments in Issuers Whose Securities Are Owned by Officers and Trustees of the Fund or its Investment Advisor

Number of Votes:
For	Against	Abstain
43,546,965.920	342,867.360	13,137.970

III-R. Oil, Gas and Mineral Programs

Number of Votes:
For	Against	Abstain
43,599,393.700	290,439.580	13,137.970

A Special Meeting of Shareholders (the "Meeting") of Treasury Money Fund Investment (the "Fund") was held on June 1, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

II-A. Approval of an Amended and Restated Investment Management Agreement with the Fund's Current Investment Advisor.

Number of Votes:
For	Against	Abstain
130,652,383.210	.000	178,204.150

II-B. Approval of an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc.

Number of Votes:
For	Against	Abstain
130,652,383.210	.000	178,204.150

II-C. Approval of a Subadvisor Approval Policy.

Number of Votes:
For	Against	Abstain
130,652,383.210	.000	178,204.150

III. Approval of revised fundamental investment restrictions on:

III-A. Borrowing Money

Number of Votes:
For	Against	Abstain
130,621,587.150	117,341.060	91,659.150

III-B. Pledging Assets

Number of Votes:
For	Against	Abstain
130,621,587.150	117,341.060	91,659.150

III-C. Senior Securities

Number of Votes:
For	Against	Abstain
130,621,587.150	117,341.060	91,659.150

III-E. Concentration for Funds That Will Not Concentrate in Bank Obligations

Number of Votes:
For	Against	Abstain
130,738,928.210	.000	91,659.150

III-F. Underwriting of Securities

Number of Votes:
For	Against	Abstain
130,738,928.210	.000	91,659.150

III-G. Real Estate Investments

Number of Votes:
For	Against	Abstain
130,738,928.210	.000	91,659.150

III-H. Commodities

Number of Votes:
For	Against	Abstain
130,621,587.150	117,341.060	91,659.150

III-I. Lending

Number of Votes:
For	Against	Abstain
130,738,928.210	.000	91,659.150

III-J. Portfolio Diversification

Number of Votes:
For	Against	Abstain
130,738,928.210	.000	91,659.150

III-K. Investing for Control

Number of Votes:
For	Against	Abstain
130,621,587.150	117,341.060	91,659.150

III-L. Acquiring More than 10% of the Voting Securities of Any One Issuer

Number of Votes:
For	Against	Abstain
130,738,928.210	.000	91,659.150

III-M. Restricted and Illiquid Securities

Number of Votes:
For	Against	Abstain
130,621,587.150	117,341.060	91,659.150

III-N. Securities Issued by Other Investment Companies

Number of Votes:
For	Against	Abstain
130,738,928.210	.000	91,659.150

III-O. Short Sales

Number of Votes:
For	Against	Abstain
130,621,587.150	117,341.060	91,659.150

III-P. Warrants

Number of Votes:
For	Against	Abstain
130,738,928.210	.000	91,659.150

III-Q. Investments in Issuers Whose Securities Are Owned by Officers and Trustees of the Fund or its Investment Advisor

Number of Votes:
For	Against	Abstain
130,621,587.150	117,341.060	91,659.150

III-R. Oil, Gas and Mineral Programs

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
130,738,928.210	.000	91,659.150

(The following financial statements of the Cash Management Portfolio and the Treasury Money Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2006 (Unaudited)

Cash Management Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 20.2%
Alliance & Leicester PLC, 4.02%, 9/6/2006	35,000,000	34,953,934
Bank of Nova Scotia, 5.31%, 8/8/2006	50,000,000	50,000,000
Calyon:
4.75%, 10/25/2006	76,000,000	76,000,000
4.75%, 11/14/2006	25,000,000	25,000,000
5.32%, 4/27/2007	45,000,000	45,000,000
Calyon North America, Inc., 4.16%, 8/8/2006	50,000,000	50,003,212
Canadian Imperial Bank of Commerce:
4.75%, 11/14/2006	25,000,000	25,000,000
4.75%, 12/15/2006	40,000,000	40,000,000
Citibank, NA, 5.085%, 7/28/2006	45,000,000	45,000,000
Credit Agricole SA:
4.7%, 9/19/2006	40,000,000	40,000,000
4.74%, 9/28/2006	50,000,000	50,000,000
HBOS Treasury Services PLC, 5.305%, 4/19/2007	50,000,000	50,000,000
HSBC Bank PLC, 5.1%, 7/31/2006	35,000,000	35,000,493
Natexis Banque Populaires:
5.0%, 2/8/2007	10,000,000	10,000,000
5.0%, 2/9/2007	25,000,000	25,000,000
5.07%, 7/3/2006	37,000,000	37,000,000
Nordea Bank Finland PLC, 4.75%, 12/4/2006	40,000,000	40,000,000
Norinchukin Bank, 5.35%, 8/7/2006	15,000,000	15,000,000
Rabobank Nederland NV, 5.045%, 9/29/2006	43,000,000	43,000,000
Royal Bank of Canada, 4.05%, 7/24/2006	35,000,000	35,000,000
Royal Bank of Scotland PLC:
4.4%, 10/4/2006	55,000,000	55,000,000
4.75%, 11/14/2006	25,000,000	25,000,000
Societe Generale:
4.7%, 7/27/2006	50,000,000	49,984,195
4.705%, 9/19/2006	35,000,000	35,000,375
4.79%, 11/17/2006	50,000,000	50,009,023
5.32%, 2/20/2007	20,000,000	20,000,000
Tango Finance Corp., 4.045%, 7/25/2006	30,000,000	29,999,901
Toronto Dominion Bank, 3.95%, 7/31/2006	40,000,000	40,000,000
Washington Mutual Bank, 5.07%, 7/11/2006	150,000,000	150,000,000
Wells Fargo Bank, NA:
4.79%, 1/17/2007	50,000,000	50,010,268
5.2%, 7/7/2006	150,000,000	150,000,000
Total Certificates of Deposit and Bank Notes (Cost $1,425,961,401)		1,425,961,401

Commercial Paper** 33.7%
Atlantis One Funding Corp.:
4.9%, 9/22/2006	28,663,000	28,339,188
5.2%, 8/7/2006	150,000,000	149,198,333
Bank of America Corp., 5.04%, 7/5/2006	50,000,000	49,972,000
Cancara Asset Securitization LLC:
5.06%, 8/4/2006	15,867,000	15,791,173
5.07%, 8/11/2006	113,297,000	112,642,804
CC (USA), Inc., 5.08%, 8/15/2006	52,000,000	51,669,800
Charta, LLC:
5.06%, 8/3/2006	49,000,000	48,772,722
5.06%, 8/4/2006	37,200,000	37,022,225
CRC Funding LLC:
5.19%, 8/9/2006	95,000,000	94,465,862
5.25%, 8/14/2006	75,000,000	74,518,750
Davis Square Funding VI Corp., 5.12%, 7/10/2006	25,000,000	24,968,000
DNB NOR Bank ASA, 4.64%, 8/1/2006	35,000,000	34,860,156
Florida Power and Light Co., 5.31%, 7/21/2006	29,000,000	28,914,450
Fox Trot CDO, Inc., 5.3%, 7/26/2006	50,000,000	49,815,972
Genworth Financial, Inc., 5.25%, 8/17/2006	22,795,000	22,638,759
Grampian Funding Ltd., 4.66%, 7/31/2006	25,000,000	24,902,917
Greyhawk Funding LLC, 5.24%, 7/11/2006	75,000,000	74,890,833
K2 (USA) LLC:
4.64%, 7/31/2006	16,200,000	16,137,360
4.96%, 9/28/2006	34,500,000	34,076,953
5.065%, 8/14/2006	30,200,000	30,013,045
5.08%, 8/15/2006	50,800,000	50,477,420
Lake Constance Funding LLC, 5.16%, 7/12/2006	42,500,000	42,432,992
Liberty Street Funding:
5.23%, 8/7/2006	61,307,000	60,977,458
5.3%, 7/31/2006	25,462,000	25,349,543
Mane Funding Corp., 5.08%, 7/6/2006	55,740,000	55,700,672
Natexis US Finance Company LLC, 4.588%, 10/20/2006	100,000,000	98,585,367
Nieuw Amsterdam Receivables Corp., 4.93%, 9/29/2006	50,000,000	49,383,750
Old Line Funding LLC, 5.2%, 8/3/2006	83,908,000	83,508,039
Perry Global Funding LLC, Series A, 5.01%, 7/5/2006	100,000,000	99,944,333
Ranger Funding Co. LLC, 5.1%, 7/18/2006	100,000,000	99,759,167
RWE AG, 4.95%, 7/5/2006	35,000,000	34,980,750
Scaldis Capital LLC, 5.03%, 7/31/2006	30,000,000	29,874,250
Sheffield Receivables Corp.:
5.22%, 8/4/2006	43,425,000	43,210,915
5.23%, 8/8/2006	65,510,000	65,148,348
Tango Finance Corp., 5.01%, 7/5/2006	47,200,000	47,173,725
Toyota Motor Credit Corp.:
5.21%, 8/7/2006	75,000,000	74,598,396
5.21%, 8/9/2006	150,000,000	149,153,375
Tulip Funding Corp.:
5.33%, 7/31/2006	125,000,000	124,444,792
5.34%, 7/28/2006	30,000,000	29,879,850
UniCredito Italiano (DE), Inc., 4.95%, 7/6/2006	24,382,000	24,365,237
Windmill Funding Corp.:
5.05%, 7/6/2006	60,000,000	59,957,917
5.2%, 8/9/2006	25,000,000	24,859,167
Total Commercial Paper (Cost $2,377,376,765)		2,377,376,765

Master Notes 1.2%
The Bear Stearns Companies, Inc., 5.432%*, 7/3/2006 (a) (Cost $85,000,000)	85,000,000	85,000,000
US Government Sponsored Agencies 2.4%
Federal Home Loan Mortgage Corp.:
5.35%, 5/25/2007	5,000,000	5,000,000
5.4%, 6/18/2007	29,000,000	29,000,000
5.5%, 7/3/2007	27,000,000	27,000,000
Federal National Mortgage Association:
Zero Coupon, 7/12/2006	9,040,000	9,026,410
4.0%, 8/8/2006	50,000,000	50,000,000
4.07%, 8/18/2006	40,000,000	40,000,000
5.307%*, 12/22/2006	10,000,000	9,997,182
Total US Government Sponsored Agencies (Cost $170,023,592)		170,023,592

Funding Agreements* 3.5%
Genworth Life Insurance Co.:
3.925%, 9/1/2006	60,000,000	60,000,000
4.61%, 1/25/2007	75,000,000	75,000,000
New York Life Insurance Co., 5.506%, 9/19/2006	80,000,000	80,000,000
Travelers Insurance Co., 5.07%, 3/30/2007	30,000,000	30,000,000
Total Funding Agreements (Cost $245,000,000)		245,000,000

Asset Backed 1.6%
Interstar Millennium Trust, "A1", Series 2006-G, 5.33%*, 5/25/2011	55,000,000	55,000,000
Mound Financing No.5 PLC, Series 1A, 5.1%*, 5/8/2007	35,000,000	35,000,000
Steers Mercury III Trust, 5.355%*, 5/25/2046	25,000,000	25,000,000
Total Asset Backed (Cost $115,000,000)		115,000,000

Promissory Notes* 3.5%
The Goldman Sachs Group, Inc.:
5.17%, 11/13/2006	25,000,000	25,000,000
5.22%, 11/10/2006	150,000,000	150,000,000
5.432%, 1/16/2007	75,000,000	75,000,000
Total Promissory Notes (Cost $250,000,000)		250,000,000

Short-Term Notes* 28.0%
American Express Centurion Bank:
5.105%, 8/8/2006	30,000,000	30,000,000
5.14%, 4/10/2007	175,000,000	175,000,000
5.283%, 1/26/2007	85,000,000	85,000,000
Australia & New Zealand Banking Group Ltd., 5.302%, 6/23/2010	30,000,000	30,000,000
Cancara Asset Securitization LLC, 144A, 5.148%, 8/15/2006	50,000,000	49,998,750
CIT Group, Inc., 5.37%, 2/15/2007	37,000,000	37,040,815
Commonwealth Bank of Australia, 5.293%, 8/24/2006	40,000,000	40,000,000
Credit Agricole SA, 5.42%, 6/28/2007	50,000,000	49,977,005
Credit Suisse:
5.292%, 9/26/2006	93,000,000	93,000,000
5.43%, 9/26/2006	90,000,000	90,000,000
5.468%, 9/28/2006	150,000,000	150,000,000
DNB NOR Bank ASA, 5.313%, 7/25/2007	50,000,000	50,000,000
HSBC Finance Corp.:
5.128%, 2/6/2007	75,000,000	75,000,000
5.353%, 4/24/2007	25,000,000	25,000,000
International Business Machine Corp., 5.135%, 12/8/2010	66,000,000	66,000,000
Intesa Bank Ireland PLC, 5.34%, 7/25/2007	40,000,000	40,000,000
Marshall & Ilsley Bank, 5.179%, 12/15/2006	56,000,000	56,000,000
Merrill Lynch & Co., Inc.:
5.149%, 5/14/2007	25,000,000	25,000,000
5.179%, 9/15/2006	35,000,000	35,000,000
5.189%, 2/2/2007	35,000,000	35,000,000
5.363%, 5/29/2007	25,000,000	25,000,000
Morgan Stanley, 5.18%, 7/10/2006	225,000,000	225,000,000
Nordea Bank AB, 5.13%, 4/8/2011	40,000,000	40,000,000
Northern Rock PLC, 5.129%, 2/5/2007	30,000,000	30,000,000
Skandinaviska Enskilda Banken, 5.242%, 7/18/2006	50,000,000	50,000,000
The Bear Stearns Companies, Inc., 5.382%, 10/18/2006	94,000,000	94,000,000
Toyota Motor Credit Corp., 5.12%, 5/14/2007	100,000,000	100,000,000
UniCredito Italiano Bank (Ireland) PLC, 5.209%, 6/15/2007	75,000,000	75,000,000
UniCredito Italiano SpA, 4.945%, 10/4/2006	100,000,000	99,987,317
Total Short-Term Notes (Cost $1,976,003,887)		1,976,003,887

Time Deposits 4.9%
ING Bank NV, 5.375%, 7/3/2006	250,000,000	250,000,000
KBC Bank NV, 5.281%, 7/3/2006	94,353,222	94,353,222
Total Time Deposits (Cost $344,353,222)		344,353,222

Repurchase Agreements 1.1%
Credit Suisse First Boston LLC, 4.58%, dated 6/30/2006, to be repurchased at $17,250,033 on 7/3/2006 (b)	17,243,452	17,243,452
State Street Bank and Trust Co., 4.2%, dated 6/30/2006, to be repurchased at $2,250,788 on 7/3/2006 (c)	2,250,000	2,250,000
The Goldman Sachs Co., Inc., 4.35%, dated 6/30/2006, to be repurchased at $25,009,063 on 7/3/2006 (d)	25,000,000	25,000,000
UBS Securities LLC, 4.5%, dated 6/30/2006, to be repurchased at $30,011,250 on 7/3/2006 (e)	30,000,000	30,000,000
Total Repurchase Agreements (Cost $74,493,452)		74,493,452
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $7,063,212,319)+	100.1	7,063,212,319
Other Assets and Liabilities, Net	(0.1)	(4,760,052)
Net Assets	100.0	7,058,452,267

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2006.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $7,063,212,319.

(a) Reset date; not a maturity date

(b) Collaterized by $17,915,000 US Treasury STRIPS, maturing on 11/15/2006 with a value of $17,589,126.

(c) Collaterized by $2,310,000 US Treasury Note, 4.125%, maturing on 8/15/2008 with a value of $2,298,450.

(d) Collaterized by $27,082,000 US Treasury Note, 3.875%, maturing on 2/15/2013 with a value of $25,500,437.

(e) Collaterized by $29,400,000 US Treasury Index Note, 2.375%, maturing on 1/15/2025 with a value of $30,602,418.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Investment Portfolio as of June 30, 2006 (Unaudited)

Treasury Money Portfolio

	Principal Amount ($)	Value ($)

US Treasury Obligations 14.5%
US Treasury Bills:
4.38%*, 8/3/2006	20,000,000	19,919,700
4.385%*, 8/3/2006	28,000,000	27,887,452
US Treasury Notes:
2.375%, 8/15/2006	15,500,000	15,473,591
2.875%, 11/30/2006	17,000,000	16,838,017
Total US Treasury Obligations (Cost $80,118,760)		80,118,760

Repurchase Agreements 85.4%
Banc of America Securities LLC, 5.04%, dated 6/16/2006, to be repurchased at $32,138,880 on 7/17/2006 (a)	32,000,000	32,000,000
BNP Paribas, 4.55%, dated 6/30/2006, to be repurchased at $100,037,917 on 7/3/2006 (b)	100,000,000	100,000,000
Countrywide Securities Corp., 5.0%, dated 6/30/2006, to be repurchased at $115,047,917 on 7/3/2006 (c)	115,000,000	115,000,000
Credit Suisse First Boston LLC, 4.58%, dated 6/30/2006, to be repurchased at $82,788,133 on 7/3/2006 (d)	82,756,548	82,756,548
JPMorgan Securities, Inc., 4.58%, dated 6/30/2006, to be repurchased at $70,026,717 on 7/3/2006 (e)	70,000,000	70,000,000
UBS Securities LLC, 4.5%, dated 6/30/2006, to be repurchased at $70,026,250 on 7/3/2006 (f)	70,000,000	70,000,000
Total Repurchase Agreements (Cost $469,756,548)		469,756,548
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $549,875,308)+	99.9	549,875,308
Other Assets and Liabilities, Net	0.1	329,544
Net Assets	100.0	550,204,852

* Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $549,875,308.

(a) Collateralized by $33,534,000 US Treasury Note, 3.625%, maturing on 7/15/2009 with a value of $32,640,082.

(b) Collateralized by $100,438,000 US Treasury Notes, with various coupon rates of 3.87-6.755%, with various maturities of 5/15/2009-8/15/2026 with a value of $102,000,767.

(c) Collateralized by $117,705,373 Government National Mortgage Association, with various coupon rates of 5.0-6.5%, with various maturities of 2/15/2021-6/15/2036 with a value of $117,300,001.

(d) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
8,730,000	US Treasury Inflation Index Bond	—	10/15/2018	3,288,416
141,124,687	US Treasury STRIPS	—	8/15/2006- 2/15/2031	81,123,914
Total Collateral Value				84,412,330

(e) Collateralized by $80,080,000 US Treasury STRIPS, with various maturities of 5/15/2008-11/15/2008 with a value of $71,403,189.

(f) Collateralized by $67,505,000 US Treasury Inflation Index Bond, 2.0%, maturing on 1/15/2014 with a value of $71,400,677.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Cash Management Portfolio Statement of Assets and Liabilities as of June 30, 2006 (Unaudited)
Assets
Investments: Investments in securities, valued at amortized cost	$ 6,988,718,867
Repurchase agreements, valued at amortized cost	74,493,452
Total investments in securities, valued at amortized cost	7,063,212,319
Cash	191
Interest receivable	35,930,499
Other assets	503,775
Total assets	7,099,646,784
Liabilities
Payable for investments purchased	40,000,000
Accrued advisory fee	886,136
Accrued administration fee	218,427
Other accrued expenses and payables	89,954
Total liabilities	41,194,517
Net assets, at value	$ 7,058,452,267
Treasury Money Portfolio Statement of Assets and Liabilities as of June 30, 2006 (Unaudited)
Assets
Investments: Investments in securities, valued at amortized cost	$ 80,118,760
Repurchase agreements, valued at amortized cost	469,756,548
Total investments in securities, valued at amortized cost	549,875,308
Cash	86,252
Interest receivable	299,956
Other assets	30,509
Total assets	550,292,025
Liabilities
Accrued advisory fee	46,538
Accrued administrative service fee	1,869
Accrued administration fee	13,654
Other accrued expenses and payables	25,112
Total liabilities	87,173
Net assets, at value	$ 550,204,852

The accompanying notes are an integral part of the financial statements.

Cash Management Portfolio Statement of Operations for the six months ended June 30, 2006 (Unaudited)
Investment Income
Income: Interest	$ 204,511,447
Expenses: Advisory fee	6,532,390
Administrative service fee	1,813,410
Administration fee	218,427
Custodian fee	30,508
Auditing	22,390
Legal	25,780
Trustees' fees and expenses	202,990
Other	183,475
Total expenses before expense reductions	9,029,370
Expense reductions	(1,201,612)
Total expenses after expense reductions	7,827,758
Net investment income	196,683,689
Net realized gain (loss) from investments	(295,215)
Net increase (decrease) in net assets resulting from operations	$ 196,388,474

The accompanying notes are an integral part of the financial statements.

Treasury Money Portfolio Statement of Operations for the six months ended June 30, 2006 (Unaudited)
Investment Income
Income: Interest	$ 12,763,487
Expenses: Advisory fee	415,909
Administrative service fee	115,879
Administration fee	13,654
Auditing	21,145
Legal	17,389
Trustees' fees and expenses	16,875
Custodian fees	2,796
Other	15,256
Total expenses before expense reductions	618,903
Expense reductions	(72,235)
Total expenses after expense reductions	546,668
Net investment income	12,216,819
Net realized gain (loss) from investments	(16,975)
Net increase (decrease) in net assets resulting from operations	$ 12,199,844

The accompanying notes are an integral part of the financial statements.

Cash Management Portfolio Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Operations: Net investment income	$ 196,683,689	$ 307,655,907
Net realized gain (loss) on investment transactions	(295,215)	117,517
Net increase (decrease) in net assets resulting from operations	196,388,474	307,773,424
Capital transaction in shares of beneficial interest: Proceeds from capital invested	53,542,738,611	112,816,875,647
Value of capital withdrawn	(56,612,040,536)	(113,004,956,853)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(3,069,301,925)	(188,081,206)
Increase (decrease) in net assets	(2,872,913,451)	119,692,218
Net assets at beginning of period	9,931,365,718	9,811,673,500
Net assets at end of period	$ 7,058,452,267	$ 9,931,365,718

The accompanying notes are an integral part of the financial statements.

Treasury Money Portfolio Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Operations: Net investment income	$ 12,216,819	$ 17,877,232
Net realized gain (loss) on investment transactions	(16,975)	(31,631)
Net increase (decrease) in net assets resulting from operations	12,199,844	17,845,601
Capital transaction in shares of beneficial interest: Proceeds from capital invested	1,717,868,913	5,132,247,419
Value of capital withdrawn	(1,728,366,415)	(5,159,742,942)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(10,497,502)	(27,495,523)
Increase (decrease) in net assets	1,702,342	(9,649,922)
Net assets at beginning of period	548,502,510	558,152,432
Net assets at end of period	$ 550,204,852	$ 548,502,510

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Cash Management Portfolio Years Ended December 31,	2006[a]	2005	2004	2003	2002	2001
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7,058	9,931	9,812	12,550	11,237	10,864
Ratio of expenses before expense reductions (%)	.21*	.21	.21	.21	.20	.20
Ratio of expenses after expense reductions (%)	.18*	.18	.18	.18	.18	.18
Ratio of net investment income (%)	4.51*	3.08	1.22	1.04	1.71	4.04
Total Return (%)[b,c]	2.27**	3.15	1.26	1.06	1.72	—

[a] For the six months ended June 30, 2006 (Unaudited).

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.

* Annualized

** Not annualized

Treasury Money Portfolio Years Ended December 31,	2006[a]	2005	2004	2003	2002	2001
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	550	549	558	836	795	811
Ratio of expenses before expense reductions (%)	.22*	.22	.22	.21	.21	.21
Ratio of expenses after expense reductions (%)	.20*	.20	.20	.20	.20	.20
Ratio of net investment income (%)	4.40*	2.97	1.12	.95	1.56	3.94
Total Return (%)[b,c]	2.21**	3.01	1.17	.96	1.60	—

[a] For the six months ended June 30, 2006 (Unaudited).

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return for the Portfolio was derived from the performance of Treasury Money Fund — Institutional Class.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Cash Management Portfolio and Treasury Money Portfolio (each a ``Portfolio,'' and collectively, the ``Portfolios'') are registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as open-end, investment management companies organized as New York business trusts.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Each Portfolio's securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Investments in open-end investment companies are valued at their net asset value each business day.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provisions are necessary.

Contingencies. In the normal course of business, the Portfolios may enter into contracts with service providers that contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet been made. However, based on experience, the Portfolios expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Each Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Deutsche Asset Management, Inc., (``DeAM, Inc.'' or the ``Advisor''), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for each of the Portfolios. Under the Advisory Agreement, each Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and payable monthly at the annual rate of 0.15%.

For the period from January 1, 2006 through May 31, 2006, the Advisor contractually agreed to waive a portion of its fees and/or reimburse expenses of Cash Management Portfolio, to the extent necessary, to maintain total operating expenses at 0.18% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses). The amount of the waiver and whether the Advisor and Administrator waive a portion of their fees may vary at any time without notice to shareholders.

In addition, for the period June 1, 2006 through June 30, 2006, the Advisor and Administrator contractually agreed to waive a portion of their fees and/or reimburse expenses of the Cash Management Portfolio to the extent necessary to maintain total operating expenses of the Cash Management Portfolio at 0.179% of the average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses).

For the period January 1, 2006 through June 30, 2006, the Advisor and Administrator contractually agreed to waive all or a portion of their fees and/or reimburse expenses of the Treasury Money Portfolio to the extent necessary to maintain total operating expenses of the Treasury Money Portfolio at 0.20% of the average daily net assets (excluding certain expenses such as extraordinary expenses).

Accordingly, for the six months ended June 30, 2006, each Portfolio waived a portion of its Advisory fee as follows:

	Total Aggregated	Waived	Annualized Effective Rate
Cash Management Portfolio	$ 6,532,390	$ 1,196,919.12%
Treasury Money Portfolio	$ 415,909	$ 64,050.13%

Prior to June 1, 2006, Investment Company Capital Corp. (``ICCC'' or the ``Administrator''), also an indirect, wholly owned subsidiary of Deutsche Bank AG, was each Portfolio's Administrator. Each Portfolio paid the Administrator an annual fee (``Administrative service fee'') based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate of 0.05%. For the period January 1, 2006 through May 31, 2006, ICCC received an Administrative service fee of $1,813,410 and $115,879 for Cash Management Portfolio and Treasury Money Portfolio, respectively, of which $0 and $1,869 is unpaid, respectively.

Effective June 1, 2006, the Administrator agreement with ICCC was terminated and the Portfolios entered into an Administrative Services Agreement with Deutsche Investment Management Americas, Inc. ("DeIM"), an indirect, wholly owned subsidiary of Deutsche Bank AG, pursuant to which DeIM provides most administrative services to each Portfolio. For all services provided under the Administrative Services Agreement, each Portfolio pays DeIM an annual fee ("Administration fee") of 0.03% of each Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the period June 1, 2006 through June 30, 2006, DeIM received an Administration fee of $218,427 and $13,654 for Cash management Portfolio and Treasury money portfolio, respectively, all of which is unpaid, respectively.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Board and the Chairman of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

C. Expense Reductions

For the six months ended June 30, 2006, the Advisor had agreed to reimburse Cash Management Portfolio and Treasury Money Portfolio $3,819 and $7,877, respectively, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Cash Management Portfolio and Treasury Money Portfolio have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Portfolio's custodian expenses. During the six months ended June 30, 2006, each Portfolio's custodian fees were reduced by $874 and $308, respectively, for custody credits earned.

D. Line of Credit

Each Portfolio and several other affiliated funds (the ``Participants'') share in a $750 million revolving credit facility administered by J.P. Morgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 5 percent of its net assets under this agreement.

E. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

Other Information

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Shareholder Meeting Results

Cash Management Portfolio

A Special Meeting of Shareholders (the "Meeting") of Cash Management Portfolio (the "Portfolio") was held on May 5, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

I. Election of Trustees.

	Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	8,561,529,586.933	11,164,451.671
Dawn-Marie Driscoll	8,561,577,825.276	11,116,213.328
Keith R. Fox	8,561,577,825.276	11,116,213.328
Kenneth C. Froewiss	8,561,577,825.276	11,116,213.328
Martin J. Gruber	8,561,577,825.276	11,116,213.328
Richard J. Herring	8,561,577,825.276	11,116,213.328
Graham E. Jones	8,561,577,825.276	11,116,213.328
Rebecca W. Rimel	8,561,577,825.276	11,116,213.328
Philip Saunders, Jr.	8,561,577,825.276	11,116,213.328
William N. Searcy, Jr.	8,561,504,390.931	11,189,647.673
Jean Gleason Stromberg	8,561,504,390.931	11,189,647.673
Carl W. Vogt	8,561,504,390.931	11,189,647.673
Axel Schwarzer	8,561,504,390.931	11,189,647.673

II-A. Approval of an Amended and Restated Investment Management Agreement with the Portfolio's Current Investment Advisor.

Number of Votes:
For	Against	Abstain
8,538,217,161.645	22,247,299.381	12,229,577.578

II-B. Approval of an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc.

Number of Votes:
For	Against	Abstain
8,557,738,515.929	5,365,437.646	9,590,085.029

II-C. Approval of a Subadvisor Approval Policy.

Number of Votes:
For	Against	Abstain
8,555,460,240.013	4,966,525.549	12,267,273.042

III. Approval of Revised Fundamental Investment Restrictions for the Portfolio on:

III-A. Borrowing Money

Number of Votes:
For	Against	Abstain
8,371,106,112.429	6,373,974.223	195,213,951.952

III-B. Pledging Assets

Number of Votes:
For	Against	Abstain
8,372,620,160.492	4,859,926.160	195,213,951.952

III-C. Senior Securities

Number of Votes:
For	Against	Abstain
8,372,804,757.716	4,675,328.936	195,213,951.952

III-D. Concentration for Portfolios that will Concentrate in Bank Obligations.

Number of Votes:
For	Against	Abstain
8,372,804,757.716	4,675,328.936	195,213,951.952

III-E. Underwriting of Securities

Number of Votes:
For	Against	Abstain
8,372,632,419.343	4,847,667.309	195,213,951.952

III-F. Real Estate Investments

Number of Votes:
For	Against	Abstain
8,372,703,415.554	4,776,671.098	195,213,951.952

III-G. Commodities

Number of Votes:
For	Against	Abstain
8,372,615,542.369	4,864,544.283	195,213,951.952

III-H. Lending

Number of Votes:
For	Against	Abstain
8,373,102,078.904	4,378,007.748	195,213,951.952

III-I. Portfolio Diversification

Number of Votes:
For	Against	Abstain
8,373,118,956.553	4,361,130.099	195,213,951.952

III-J. Investing for Control

Number of Votes:
For	Against	Abstain
8,372,503,112.669	4,976,973.983	195,213,951.952

III-K. Acquiring More than 10% of the Voting Securities of Any One Issuer

Number of Votes:
For	Against	Abstain
8,372,817,311.506	4,662,775.146	195,213,951.952

III-L. Restricted and Illiquid Securities

Number of Votes:
For	Against	Abstain
8,372,549,164.281	4,930,922.371	195,213,951.952

III-M. Securities Issued by Other Investment Companies

Number of Votes:
For	Against	Abstain
8,372,587,577.857	4,892,508.795	195,213,951.952

III-N. Short Sales

Number of Votes:
For	Against	Abstain
8,372,628,967.143	4,851,119.509	195,213,951.952

III-O. Warrants

Number of Votes:
For	Against	Abstain
8,372,628,967.143	4,851,119.509	195,213,951.952

III-P. Issuers Whose Securities Are Owned by Officers and Trustees of the Portfolio or its Investment Advisor

Number of Votes:
For	Against	Abstain
8,370,075,814.837	7,404,271.815	195,213,951.952

III-Q. Oil, Gas and Mineral Programs

Number of Votes:
For	Against	Abstain
8,372,628,967.143	4,851,119.509	195,213,951.952

Treasury Money Fund Portfolio

A Special Meeting of Shareholders (the "Meeting") of Treasury Money Portfolio (the "Portfolio") was held on May 5, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

I. Election of Trustees.

	Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	578,490,595.777	210,639.403
Dawn-Marie Driscoll	578,490,595.777	210,639.403
Keith R. Fox	578,490,595.777	210,639.403
Kenneth C. Froewiss	578,490,595.777	210,639.403
Martin J. Gruber	578,490,595.777	210,639.403
Richard J. Herring	578,490,595.777	210,639.403
Graham E. Jones	578,490,595.777	210,639.403
Rebecca W. Rimel	578,490,595.777	210,639.403
Philip Saunders, Jr.	578,490,595.777	210,639.403
William N. Searcy, Jr.	578,490,595.777	210,639.403
Jean Gleason Stromberg	578,490,595.777	210,639.403
Carl W. Vogt	578,490,595.777	210,639.403
Axel Schwarzer	578,490,595.777	210,639.403

II-A. Approval of an Amended and Restated Investment Management Agreement with the Portfolio's Current Investment Advisor:

Number of Votes:
For	Against	Abstain
578,490,595.777	210,639.403	.000

II-B. Approval of an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc.:

Number of Votes:
For	Against	Abstain
578,490,595.777	210,639.403	.000

II-C. Approval of a Subadvisor Approval Policy:

Number of Votes:
For	Against	Abstain
578,490,595.777	210,639.403	.000

III. Approval of revised fundamental investment restrictions on:

III-A. Borrowing Money

Number of Votes:
For	Against	Abstain
578,490,595.777	210,639.403	.000

III-B. Pledging Assets

Number of Votes:
For	Against	Abstain
578,490,595.777	210,639.403	.000

III-C. Senior Securities

Number of Votes:
For	Against	Abstain
578,490,595.777	210,639.403	.000

III-E. Concentration for Funds That Will Not Concentrate in Bank Obligations

Number of Votes:
For	Against	Abstain
578,490,595.777	210,639.403	.000

III-F. Underwriting of Securities

Number of Votes:
For	Against	Abstain
578,490,595.777	210,639.403	.000

III-G. Real Estate Investments

Number of Votes:
For	Against	Abstain
578,490,595.777	210,639.403	.000

III-H. Commodities

Number of Votes:
For	Against	Abstain
578,490,595.777	210,639.403	.000

III-I. Lending

Number of Votes:
For	Against	Abstain
578,490,595.777	210,639.403	.000

III-J Portfolio Diversification

Number of Votes:
For	Against	Abstain
578,490,595.777	210,639.403	.000

III-K. Investing for Control

Number of Votes:
For	Against	Abstain
578,490,595.777	210,639.403	.000

III-L. Acquiring More than 10% of the Voting Securities of Any One Issuer

Number of Votes:
For	Against	Abstain
578,490,595.777	210,639.403	.000

III-M. Restricted and Illiquid Securities

Number of Votes:
For	Against	Abstain
578,490,595.777	210,639.403	.000

III-N. Securities Issued by Other Investment Companies

Number of Votes:
For	Against	Abstain
578,490,595.777	210,639.403	.000

III-O. Short Sales

Number of Votes:
For	Against	Abstain
578,490,595.777	210,639.403	.000

III-P. Warrants

Number of Votes:
For	Against	Abstain
578,490,595.777	210,639.403	.000

III-Q. Investments in Issuers Whose Securities Are Owned by Officers of the Portfolio, the Fund or DeAM, Inc.

Number of Votes:
For	Against	Abstain
578,490,595.777	210,639.403	.000

III-R. Oil, Gas and Mineral Programs

Number of Votes:
For	Against	Abstain
578,490,595.777	210,639.403	.000

Account Management Resources

Automated Information Lines	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting

A description of each fund's policies and procedures for voting proxies for portfolio securities and information about how each fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of each fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 www.dws-scudder.com (800) 621-1148
	Cash Management Fund Investment	Treasury Money Fund Investment
Nasdaq Symbol	BCSXX	BTTXX
CUSIP Number	23336Y 722	23336Y 680
Fund Number	834	835

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Investment Company Capital Corporation, DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

February 2006

Notes

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Money Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Treasury Money Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 28, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 28, 2006